Financial risk management - Schedule of Analysis of Current Ratio and Gearing Ratio (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule Of Analysis Of Current Ratio And Gearing Ratio Abstract
Total liabilities	¥ 1,404,778	$ 192,454	¥ 1,508,704
Less: Convertible bonds mandatorily convertible to the Company’s equity	0		112,615
Non-IFRS adjusted total liabilities	1,404,778		1,396,089
Total assets	¥ 650,644	$ 89,138	¥ 1,465,099
Non-IFRS total liabilities to total assets ratio	2.16	2.16	0.95